UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  December 31, 2011
           Check here if Amendment [ ]; Amendment Number:____
         This Amendment (Check only one): [ ] is a restatement
                   [ ] adds new holdings entries.

           Institutional Investment Manager Filing this Report:
                   Name:     Knott Asset Management, LLC
                   Address:  43 Thorndike Street.
                             Cambridge, MA 02141

                      Form 13F File Number: 28-14544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing this Report on Behalf of Reporting Manager:

                       Name:    Vincent Esposito
                       Title:   Chief Compliance Officer
                       Phone:   (617) 575-7102

                   Signature, Place, and Date of Signing:

  /s/ Vincent Esposito              Cambridge, MA          February 3, 2012
  -------------------------      --------------------      ----------------
      Vincent Esposito               City, State                 Date


                               Report Type:
                         [X] 13F HOLDINGS REPORT.
                             [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
         List of Other Managers Reporting for this Manager: NONE

                            FORM 13F SUMMARY PAGE

Report Summary:

        Number of Other Included Managers:        0

        Form 13F Information Table Entry Total:   94

        Form 13F Information Table Value Total:   $85,459 (thousands)

List of Other Included Managers: NONE



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


                        FORM 13F INFORMATION TABLE

FORM 13-F 12/31/2011
REPORTING MANAGER:
KNOTT ASSET MANAGEMENT, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2935    52193 SH       SOLE                    52193
Acuity Brands                  COM              00508Y102      354     6680 SH       SOLE                     6680
Alaska Communications Systems  COM              01167P101       36    12000 SH       SOLE                    12000
                                                                23     7500 SH       OTHER                    7500
American Intl Group            COM              026874784      224     9660 SH       SOLE                     9660
Apple Computer Inc.            COM              037833100     3069     7579 SH       SOLE                     7579
                                                               162      400 SH       OTHER                     400
Automatic Data Processing Inc. COM              053015103      293     5425 SH       SOLE                     5425
Banco Santander Centr          COM              05964H105      431    57335 SH       SOLE                    57335
Best Buy Company Inc           COM              086516101     1726    73863 SH       SOLE                    73863
BioMed Realty Trust Inc.       COM              09063H107      111     6150 SH       SOLE                     6150
                                                               181    10000 SH       OTHER                   10000
BlackRock, Inc.                COM              09247X101     1720     9648 SH       SOLE                     9648
Bombardier Inc Cl B US Traded  COM              097751200      333    81925 SH       SOLE                    81925
Bunge Limited                  COM              G16962105     1664    29085 SH       SOLE                    29085
Canadian Oil Sands Trust US Tr COM              13643E105      233    10235 SH       SOLE                    10235
CenturyLink                    COM              156700106      487    13100 SH       SOLE                    13100
                                                               614    16500 SH       OTHER                   16500
Citigroup, Inc.                COM              172967424      198     7525 SH       SOLE                     7525
Consol Energy Inc.             COM              20854P109     1625    44278 SH       SOLE                    44278
                                                               147     4000 SH       OTHER                    4000
Danaher Corp                   COM              235851102     1419    30168 SH       SOLE                    30168
                                                                47     1000 SH       OTHER                    1000
Deere & Company                COM              244199105     1695    21918 SH       SOLE                    21918
                                                               364     4700 SH       OTHER                    4700
Digital Realty Trust Inc.      COM              253868103      143     2150 SH       SOLE                     2150
                                                               467     7000 SH       OTHER                    7000
EV Energy Partners LP          COM              26926V107      277     4200 SH       SOLE                     4200
                                                               349     5300 SH       OTHER                    5300
Enbridge Energy Partners       COM              29250R106      229     6900 SH       SOLE                     6900
                                                               398    12000 SH       OTHER                   12000
Enterprise Products            COM              293792107      361     7775 SH       SOLE                     7775
                                                               371     8000 SH       OTHER                    8000
Exxon Mobil Corp.              COM              30231G102     1524    17975 SH       SOLE                    17975
FedEx Corp                     COM              31428X106     2106    25223 SH       SOLE                    25223
                                                                42      500 SH       OTHER                     500
Freeport-McMoRan Copper & Gold COM              35671D857     1865    50698 SH       SOLE                    50698
                                                                74     2000 SH       OTHER                    2000
Frontier Communications Corp.  COM              35906A108      147    28500 SH       SOLE                    28500
                                                               154    30000 SH       OTHER                   30000
Gamco Global Gold Natural Reso COM              36465A109     1475   104525 SH       SOLE                   104525
                                                              1129    80000 SH       OTHER                   80000
Gold Miners ETF MV             COM              57060U100     2079    40425 SH       SOLE                    40425
                                                               463     9000 SH       OTHER                    9000
Gold Miners Junior ETF         COM              57060U589      215     8700 SH       SOLE                     8700
                                                               358    14500 SH       OTHER                   14500
Goldman Sachs Group Inc        COM              38141G104      386     4270 SH       SOLE                     4270
Google Inc                     COM              38259P508     4349     6733 SH       SOLE                     6733
                                                               194      300 SH       OTHER                     300
HCC Insurance Holding          COM              404132102     1216    44205 SH       SOLE                    44205
Haier Electronics Group Ord HK COM              G42313125      236   274000 SH       SOLE                   274000
Hess Corporation               COM              42809H107     1168    20565 SH       SOLE                    20565
IBM Corp                       COM              459200101      857     4660 SH       SOLE                     4660
JPMorgan Chase & Co            COM              46625H100     1489    44773 SH       SOLE                    44773
Johnson & Johnson              COM              478160104      920    14025 SH       SOLE                    14025
Joy Global Inc                 COM              481165108     1844    24598 SH       SOLE                    24598
L-3 Communications             COM              502424104     1584    23755 SH       SOLE                    23755
Laboratory Co Amer Hldgs       COM              50540R409     1754    20400 SH       SOLE                    20400
Linn Energy, LLC               COM              536020100      624    16450 SH       SOLE                    16450
                                                              1061    28000 SH       OTHER                   28000
Medco Health Solutions         COM              58405U102      951    17018 SH       SOLE                    17018
Microsoft Corp                 COM              594918104     2242    86365 SH       SOLE                    86365
Nabors Industries Ltd          COM              G6359F103     1017    58635 SH       SOLE                    58635
National Oilwell Varco Inc.    COM              637071101     1380    20302 SH       SOLE                    20302
Noble Corp                     COM              H5833N103     1600    52950 SH       SOLE                    52950
Nucor Corporation              COM              670346105      461    11645 SH       SOLE                    11645
Oneok Partners, L.P.           COM              68268N103      179     3100 SH       SOLE                     3100
                                                              1074    18600 SH       OTHER                   18600
Potash Corp /Saskatch          COM              73755L107     2633    63794 SH       SOLE                    63794
                                                               103     2500 SH       OTHER                    2500
Qualcomm Inc.                  COM              747525103     1934    35363 SH       SOLE                    35363
                                                               164     3000 SH       OTHER                    3000
Rangold Resources Ltd.         COM              752344309      153     1500 SH       SOLE                     1500
                                                               153     1500 SH       OTHER                    1500
S&P Depositary Receipts SP 500 COM              78462F103      720     5735 SH       SOLE                     5735
SPDR Gold Trust ETF            COM              78463V107     1122     7380 SH       SOLE                     7380
Sanofi-Aventis ADS             COM              80105N105      560    15315 SH       SOLE                    15315
StoneMor Partners              COM              86183Q100       95     4050 SH       SOLE                     4050
                                                               141     6000 SH       OTHER                    6000
Suncor Energy                  COM              867224107     1814    62918 SH       SOLE                    62918
                                                               202     7000 SH       OTHER                    7000
Swiss Gold Shares ETFS Physica COM              26922Y105     1746    11270 SH       SOLE                    11270
                                                                31      200 SH       OTHER                     200
Teck Resources Ltd Cl B        COM              878742204      306     8685 SH       SOLE                     8685
Teleflex Inc.                  COM              879369106     1351    22045 SH       SOLE                    22045
Teva Pharmaceutical Inds       COM              881624209     1971    48830 SH       SOLE                    48830
Total SA                       COM              89151E109     2522    49337 SH       SOLE                    49337
Tsingtao Brewery Spons ADR     COM              898529102      257     4640 SH       SOLE                     4640
Visa Inc                       COM              92826C839     2468    24311 SH       SOLE                    24311
Vodafone Group plc ADS         COM              92857W209     2904   103610 SH       SOLE                   103610
WPP Group plc                  COM              92933H101      320     6120 SH       SOLE                     6120
Windstream Corporation         COM              97381W104      181    15400 SH       SOLE                    15400
                                                               352    30000 SH       OTHER                   30000
Equity Resource Fund XXIV (AI) n                2947669D4       95    95000 SH       SOLE                    95000





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